RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 4)	$ 39.5	$ 54.0
Accounts payable and accrued liabilities (Note 9)	9.7	15.3
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 4)	39.5	54.0
Contracts in progress: assets	14.5	14.2
Other assets	25.4	27.4
Accounts payable and accrued liabilities (Note 9)	9.7	15.3
Contracts in progress: liabilities	$ 3.9	$ 25.9